UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	November 8, 1999

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $595,810
List of Other Included Managers:  None

VALUE      SHARES/  SH/ PUT/ INVSTMT OTHER Voting Authority(Shares)
NAME OF ISSUER                TITLE OF CLASS      CUSIP     (1000s)     PRN AMT  PRN CALL DSCRETN  MGRS  a Sole b Shared c None
CNF Trust I $2.500            TE CONS SER A     12612V205  "13,588"    "252,800"  SH       Sole        "252,800"     0       0
Crescent Real Estate          PFD CV A 6.75%    225756204   "2,513"    "167,500"  SH       Sole        "167,500"     0       0
Equity Residential Prop.      PFD CONV E 7%     29476L883   "9,644"    "397,700"  SH       Sole        "397,700"     0       0
Freeport McMoran Copper	      PFD CV 0.05 SH    35671D501   "1,619"     "91,850"  SH	   Sole         "91,850"     0       0
Lab Corp of America (Class B) PFD CVB PAYIN     50540R300   "7,148"    "124,853"  SH	   Sole        "124,853"     0       0
Lab Corp of America (Series A)PFD CV ESCH%A     50540R201  "23,032"    "402,300"  SH       Sole        "402,300"     0       0
"Metromedia Int'l Group, Inc. PFD CONV%         591695200   "9,951"    "404,100"  SH       Sole        "404,100"     0       0
National Australia Bank       CAP UTS EXCH BL   632525309  "10,448"    "381,300"  SH       Sole        "381,300"     0       0
Prologis Trust                PFD CV SBI B      743410300   "9,428"    "386,775"  SH       Sole        "386,775"     0       0
Treev PIK $0.84               PFD CONV SER A    894692201   "3,423"    "500,175"  SH       Sole        "500,175"     0       0
Action Performance Companies  SB NT CV 4.75% 05 004933AB3   "4,860"  "7,200,000"  PRN      Sole               0      0       0
Actvision Inc.                SBNTCV 6.75%05    004930AC7   "8,288"  "7,500,000"  PRN      Sole               0      0       0
"Alpharma, Inc. (144A)        SR SB CV 144A06   020813AC5      303     "250,000"  PRN      Sole               0      0       0
"Alpharma, Inc."              SB NT CV 5.75%05  020813AB7   "2,558"  "1,900,000"  PRN      Sole               0      0       0
Alza Corp.                    SUB LYON ZERO 14  022615AC2  "11,421" "20,170,000"  PRN      Sole               0	     0       0
Alza Corp.                    SUB DB CONV 5%06  022615AD0   "8,010"  "6,640,000"  PRN      Sole               0      0       0
American Retirement Corp      SBDBCV5.75%02     028913AA9   "2,284"  "3,150,000"  PRN      Sole               0      0       0
"Amkor Technology, Inc."      SBNTCV 5.75%03    031652AA8   "5,926"  "4,550,000"  PRN      Sole               0      0       0
Aspect Telecommunications     SB DB CV ZERO 18  045237AE4   "1,581"  "6,080,000"  PRN      Sole               0	     0       0
"Atrix Laboratories, Inc."    SUB NT CONV 7%04  04962LAC5   "1,860"  "3,000,000"  PRN      Sole               0	     0       0
Aviron	                      SB NT CV 5.75%05  053762AC4   "5,394"  "5,700,000"  PRN      Sole               0	     0       0
"BankAtlantic Bancorp, Inc."  SBDVCV 6.75%06    065908AB1   "2,729"  "2,637,000"  PRN      Sole               0	     0       0
"BankAtlantic Bancorp, Inc."  SBDBCV 5.625%07   065908AC9   "7,606"  "9,910,000"  PRN      Sole               0	     0       0
"Centocor, Inc."              SBDBCV 74.75%05   152342AE1   "5,655"  "4,300,000"  PRN      Sole               0	     0       0
"Checkpoint Systems, Inc."    SBDVCV 5.25%05    162825AB9   "1,988"  "2,650,000"  PRN      Sole               0	     0       0
DRS Technologies Inc.         SRSBDBCV 9%03     23330XAB6      946     "805,000"  PRN      Sole               0	     0       0
Diamond Offshore Drill        SBNTCV 3.75%07    25271CAA0      527     "500,000"  PRN      Sole               0	     0       0
Einstein/Noah Bagel Corp.     SBDBCV 7.25%04    282577AC9      546   "1,050,000"  PRN      Sole               0	     0       0
Family Golf Centers           SBNTCV 5.75%04    30701AAC0   "1,396"  "4,230,000"  PRN      Sole               0	     0       0
Financial Federal Corp.       SUB NT CV 4.5%05  317492AC0   "6,654"  "7,704,000"  PRN      Sole               0	     0       0
France Telecom                DEP BD CV 144A04  35177QAB1      339     "350,000"  PRN      Sole               0	     0       0
Fuisz Technologies Ltd.       SB DB CV 7%04     359536AB5   "6,397"  "6,595,000"  PRN      Sole               0	     0       0
Genesco Inc.                  SUBNTCV 5.5%05    371532AL6   "1,875"  "2,135,000"  PRN      Sole               0	     0       0
HRPT Properties               SBDBCV-A 7.5%03   40426WAB7   "1,867"  "1,965,000"  PRN      Sole               0	     0       0
Healthcare Realty Trust       SBDBCV 6.55%02    421946AA2   "1,351"  "1,510,000"  PRN      Sole               0	     0       0
Healthsouth Corp.             SBDBCV 3.25%03    421924AF8   "4,666"  "6,020,000"  PRN      Sole               0	     0       0
Hilton Hotels Corporation     Sub NT Conv 5%06  432848AL3  "10,803" "13,255,000"  PRN      Sole               0	     0       0
"Homebase, Inc."              SBNTCV 5.25% 04   43738EAB4   "5,358"  "7,600,000"  PRN      Sole               0	     0       0
Interim Services Inc.         SUB NT CV 4.5%05  45868PAA8  "10,052" "12,575,000"  PRN      Sole               0	     0       0
Interpublic Group Co. Inc.    SBNTCV 1.8%04     460690AF7   "2,061"  "1,760,000"  PRN      Sole               0	     0       0
Intevac Inc.                  SBNTCV 6.5%04     461148AC2      133     "225,000"  PRN      Sole               0	     0       0
Iomega Corp.                  SBNTCV 6.75% 01   462030AA5   "3,198"  "3,500,000"  PRN      Sole               0	     0       0
Kellstrom                     SB NT CV 5.75%02  488035AC0  "11,378" "15,375,000"  PRN      Sole               0	     0       0
Lennar Corportion             SR DB CV ZERO 18  526057AA2  "11,853" "30,490,000"  PRN      Sole               0	     0       0
Magna International Inc.      SUB DEB CV 5%02   559222AE4  "14,310" "14,310,000"  PRN      Sole               0	     0       0
Magna International Inc.      SB DB CV 4.875%05 559222AG9  "23,995" "26,350,000"  PRN      Sole               0	     0       0
Mail-Well Inc.                SUBNTCONV 5%02    560321AD3   "6,360"  "6,490,000"  PRN      Sole               0	     0       0
Masotech Inc.                 SBDBCONV 4.5%03   574670AB1   "8,363" "10,325,000"  PRN      Sole               0	     0       0
Metamor Worldwide Inc.        SBNTCV 2.94%04    59133PAA8   "2,337"  "3,430,000"  PRN      Sole               0	     0       0
NCS Healthcare Inc.           SBDBCV 5.75%04    628874AC3   "4,428" "11,210,000"  PRN      Sole               0	     0       0
"Network Associates, Inc."    SB DB CV ZERO 18  640938AB2   "2,393"  "7,090,000"  PRN      Sole               0	     0       0
North American Vaccine        SUBNTCV 6.5%03    657201AC3   "1,420"  "2,840,000"  PRN      Sole               0	     0       0
"Office Depot, Inc."          LYON SUB ZERO 07  676220AA4  "22,340" "35,250,000"  PRN      Sole               0	     0       0
"Office Depot, Inc."          LYON SUB ZERO 08  676220AB2   "3,990"  "6,045,000"  PRN      Sole               0	     0       0
Omnicare Inc.                 SUB DEB CV 5%07   681904AD0  "28,048" "42,020,000"  PRN      Sole               0	     0       0
Orbital Sciences Corp.        SB NT CV 5% 02    685564AC0   "7,832"  "8,800,000"  PRN      Sole               0	     0       0
Pep Boys                      SUB LYON ZERO 11  713278AJ8      167     "300,000"  PRN      Sole               0	     0       0
Personnel Group               SBNTCV 5.75%04    715338AE9  "10,803" "15,056,000"  PRN      Sole               0	     0       0
"Petsmart, Inc."              SB NT CV 6.75%04  716768AB2   "7,009" "10,013,000"  PRN      Sole               0	     0       0
Phoenix Investment Partners   SUB DB CONV 6%15  719085AA0  "16,427" "14,732,500"  PRN      Sole               0	     0       0
Pier 1 Imports                SB NT CV 5.75%03  720279AF5  "22,822" "22,485,000"  PRN	   Sole               0      0       0
Pride International Inc.      SBDBCV ZRO 18     741931AB3   "1,350"  "4,000,000"  PRN      Sole               0      0       0
Quadramed Corp.               SBDBCV 5.25%05    74730WAC5   "7,386" "14,772,000"  PRN      Sole               0	     0       0
Reptron Electronics Inc.      SBNTCV 6.75%04    76026WAA7      420     "840,000"  PRN      Sole               0	     0       0
Sabrateck Crop.               NT CV 6%05        78571UAA6      945   "3,500,000"  PRN      Sole               0	     0       0
"Safeguard Securities, Inc."  SBNTCV 144A 06    786449AD0   "5,475"  "5,000,000"  PRN      Sole               0	     0       0
Sanmina Corp. (144A)          SBDVCV 144A 04    800907AA5      737     "660,000"  PRN      Sole               0	     0       0
Seacor Holdings Inc.          SUBNTCV 5.375%06  811904AE1  "16,802" "17,389,000"  PRN      Sole               0	     0       0
SpaceHab Inc.                 SUB NT CONV 8%07  846243AC7      194     "250,000"  PRN      Sole               0	     0       0
Sportsline USA Inc            SBNTCV 144A 06    848934AA3      381     "500,000"  PRN      Sole               0	     0       0
Standard Commerical Corp      SBDVCV 7.25% 07   853258AA9   "1,658"  "2,950,000"  PRN      Sole               0	     0       0
Sunbeam Corporation           SRSDCVZRO 144A18  867071AA0      173   "1,000,000"  PRN      Sole               0	     0       0
Sunrise Assisted Living Inc.  SUB NT CV 5.5%02  86768KAC0   "7,776"  "8,100,000"  PRN      Sole               0	     0       0
Synetic Inc.                  SUB DB CONV 5%07  87160FAB5   "4,187"  "4,300,000"  PRN      Sole               0	     0       0
Telefonos de Mexico           SRDBCV 4.25% 04   879403AD5  "35,929" "38,070,000"  PRN      Sole               0	     0       0
Thermo Fibertek Inc.          SUBDBCV 144A04    88355WAA3  "16,539" "19,927,000"  PRN      Sole               0	     0       0
Thermo Instrument Sys         SUBDBCONV 4%05    883559AE6   "1,675"  "2,120,000"  PRN      Sole               0	     0       0
Total Renal Care Hldg         SBNTCV 144A 7%09  89151AAA5      349     "530,000"  PRN      Sole               0	     0       0
"Tower Automotive, Inc."      SBNTCV 5%04       891707AE1   "9,120"  "9,550,000"  PRN      Sole               0	     0       0
Triac Companies               SBDBCV ZERO 18    895918AB7  "15,175" "60,700,000"  PRN      Sole               0	     0       0
U.S. Diagnostic Labs Inc.     SUBDBCONV 9%03    90328QAB4   "3,688"  "5,854,000"  PRN      Sole               0	     0       0
Waste Management Inc.         SUB NT CONV 4%02  94106LAA7  "19,981" "22,450,000"  PRN      Sole               0	     0       0
Wellpoint Health Network      SBDBCV ZRO 19     94973HAA6  "20,169" "34,330,000"  PRN      Sole               0	     0       0

COLUMN TOTALS                                             "595,810"

